UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2020

Vanguard Growth and Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$865.87	$1.49
Admiral™ Shares	1,000.00	866.29	1.03
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.40	$1.62
Admiral Shares	1,000.00	1,023.90	1.11

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Growth and Income Fund

Fund Allocation

As of March 31, 2020

Communication Services	10.2%
Consumer Discretionary	10.4
Consumer Staples	8.4
Energy	2.2
Financials	10.5
Health Care	15.8
Industrials	8.2
Information Technology	26.8
Materials	2.0
Other	0.2
Real Estate	2.5
Utilities	2.8

 The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.8%)
Communication Services (9.9%)
*	Alphabet Inc. Class A	142,258	165,297
*	Facebook Inc. Class A	967,918	161,449
	Verizon Communications Inc.	2,480,610	133,283
*	Alphabet Inc. Class C	106,641	124,003
	AT&T Inc.	2,459,120	71,683
*	Charter Communications Inc. Class A	87,532	38,191
	Walt Disney Co.	390,058	37,680
	Comcast Corp. Class A	915,643	31,480
*	Netflix Inc.	83,673	31,419
*	Take-Two Interactive Software Inc.	225,248	26,717
*	Electronic Arts Inc.	226,040	22,642
*	Activision Blizzard Inc.	337,929	20,100
	CenturyLink Inc.	1,938,507	18,338
*	Discovery Inc. Class A	494,743	9,618
	Interpublic Group of Cos. Inc.	480,305	7,776
*	Twitter Inc.	164,400	4,038
*	Discovery Communications Inc. Class C	216,280	3,794
	News Corp. Class A	413,900	3,715
*	Zynga Inc.	254,800	1,745
	Fox Corp. Class B	69,900	1,599
*	Yelp Inc.	85,600	1,543
	News Corp. Class B	155,751	1,400
*	Liberty Media Corp-Liberty SiriusXM Class C	42,900	1,356
	TripAdvisor Inc.	53,500	930
	ViacomCBS Inc. Class B	65,105	912
*	T-Mobile US Inc.	10,370	870
*	DISH Network Corp. Class A	38,103	762
*	Liberty Media Corp-Liberty SiriusXM Class A	20,500	650
*	GCI Liberty Inc. Class A	11,100	632
*	Altice USA Inc. Class A	24,300	542
*	Snap Inc.	32,600	388
*	Anterix Inc.	6,300	288
*	Yandex NV Class A	7,200	245
*,^	Intelsat SA	108,900	167
	Cable One Inc.	100	164
*	SINA Corp.	4,900	156
*	Zillow Group Inc. Class A	3,700	126
*	Eventbrite Inc. Class A	15,200	111
	Fox Corp. Class A	4,515	107
*	Glu Mobile Inc.	15,800	99
*	Liberty Media Corp-Liberty Formula One Class C	2,400	65
*	Cargurus Inc.	3,300	62
*	Sciplay Corp. Class A	5,300	50
	Telephone & Data Systems Inc.	2,700	45
*	Eros International plc	25,300	42
*	Lions Gate Entertainment Corp. Class B	5,000	28
*	DHI Group Inc	11,380	25
	Entravision Communications Corp. Class A	9,400	19
*	IAC/InterActiveCorp	100	18
*	Central European Media Enterprises Ltd.	5,400	17
*	EverQuote Inc. Class A	600	16
*	IDT Corp. Class B	2,800	15
*,^	Globalstar Inc.	45,270	13
*	Liberty TripAdvisor Holdings Inc. Class A	7,100	13
*	Spotify Technology SA	100	12
*	Liberty Broadband Corp. Class C	100	11
*	Liberty Latin America Ltd. Class A	1,000	11
*	ORBCOMM Inc.	3,781	9
*	Roku Inc.	100	9
*	Match Group Inc.	100	7
*	Cars.com Inc.	1,300	6
	Omnicom Group Inc.	99	5

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Shenandoah Telecommunications Co.	100	5
*	Live Nation Entertainment Inc.	100	5
*	TrueCar Inc.	1,690	4
	John Wiley & Sons Inc. Class A	100	4
	Sinclair Broadcast Group Inc. Class A	200	3
*	Hemisphere Media Group Inc.	371	3
*	Pinterest Inc. Class A	200	3
	Manchester United plc Class A	200	3
*	United States Cellular Corp.	99	3
	Emerald Holding Inc.	715	2
*	Sprint Corp.	200	2
*	Liberty Global plc Class A	100	2
*	Vonage Holdings Corp.	200	1
*	IMAX Corp.	139	1
*	Lions Gate Entertainment Corp. Class A	200	1
*	Ooma Inc.	100	1
*	Fluent Inc.	900	1
*	Gogo Inc.	400	1
*	MDC Partners Inc.	416	1
	Gannett Co. Inc.	208	—
*	Clear Channel Outdoor Holdings Inc.	300	—
*	ANGI Homeservices Inc. Class A	26	—
			926,559
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	157,033	306,170
	Home Depot Inc.	533,914	99,687
	Starbucks Corp.	766,438	50,386
	Target Corp.	450,472	41,880
*	Booking Holdings Inc.	28,220	37,965
	TJX Cos. Inc.	785,250	37,543
	NIKE Inc. Class B	385,320	31,881
	McDonald’s Corp.	177,788	29,397
	Lowe’s Cos. Inc.	335,584	28,877
	Garmin Ltd.	368,998	27,660
	eBay Inc.	813,987	24,468
	H&R Block Inc.	1,603,886	22,583
*	AutoZone Inc.	25,236	21,350
	Yum! Brands Inc.	250,496	17,167
	Newell Brands Inc.	1,265,234	16,802
	PulteGroup Inc.	676,456	15,099
	Whirlpool Corp.	152,080	13,048
	MGM Resorts International	925,915	10,926
*	NVR Inc.	4,116	10,574
	Dollar General Corp.	60,380	9,118
	Expedia Group Inc.	161,917	9,111
	BorgWarner Inc.	370,720	9,034
	Lennar Corp. Class A	147,880	5,649
	Hilton Worldwide Holdings Inc.	70,270	4,795
	Tractor Supply Co.	56,700	4,794
	Royal Caribbean Cruises Ltd.	120,000	3,860
	General Motors Co.	172,802	3,591
*	O’Reilly Automotive Inc.	9,800	2,950
	Darden Restaurants Inc.	50,390	2,744
	L Brands Inc.	222,520	2,572
	Ross Stores Inc.	28,700	2,496
	DR Horton Inc.	66,580	2,264
*	Stamps.com Inc.	17,300	2,250
	Best Buy Co. Inc.	31,410	1,790
*	Under Armour Inc. Class A	185,600	1,709
*	MercadoLibre Inc.	3,200	1,563
	Restaurant Brands International Inc.	36,880	1,476
	VF Corp.	22,595	1,222
	Las Vegas Sands Corp.	28,500	1,210
	Tapestry Inc.	92,000	1,191
*	Lululemon Athletica Inc.	6,200	1,175
*	Mohawk Industries Inc.	15,270	1,164
*	Chipotle Mexican Grill Inc. Class A	1,740	1,139
*	Carvana Co.	16,800	926
*	LKQ Corp.	44,500	913
	Leggett & Platt Inc.	29,640	791
*	CarMax Inc.	14,400	775
	Strategic Education Inc.	5,500	769
*	Burlington Stores Inc.	4,600	729
	Advance Auto Parts Inc.	7,800	728
	Goodyear Tire & Rubber Co.	124,700	726
*,^	GoPro Inc. Class A	266,300	698
*	Sleep Number Corp.	31,400	602
*	Sonos Inc.	70,200	595
*	Etsy Inc.	15,100	580
*	Rh	5,300	533
	Wyndham Hotels & Resorts Inc.	15,600	492
*	K12 Inc.	24,200	456
*	iRobot Corp.	10,900	446
*	Perdoceo Education Corp.	39,300	424
	Carter’s Inc.	5,600	368
	Signet Jewelers Ltd.	56,500	364
	Churchill Downs Inc.	3,300	340
*	WW International Inc.	19,200	325
	La-Z-Boy Inc.	15,400	317

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Planet Fitness Inc. Class A	6,300	307
	Six Flags Entertainment Corp.	23,700	297
	Shutterstock Inc.	9,100	293
*	ServiceMaster Global Holdings Inc.	10,600	286
*	frontdoor Inc.	8,000	278
	Polaris Inc.	5,400	260
*	Hibbett Sports Inc.	21,048	230
	Ralph Lauren Corp.	3,300	221
*	Bright Horizons Family Solutions Inc.	1,600	163
	PetMed Express Inc.	5,500	158
*	Delphi Technologies plc	19,500	157
*	Grubhub Inc.	3,700	151
*	Tempur Sealy International Inc.	3,200	140
*	Fossil Group Inc.	42,400	140
*	Vista Outdoor Inc.	15,600	137
	Ferrari NV	800	122
	Kontoor Brands Inc.	6,300	121
*	Crocs Inc.	7,100	121
	Dick’s Sporting Goods Inc.	5,200	111
	Vail Resorts Inc.	700	103
	Wyndham Destinations Inc.	4,740	103
	Levi Strauss & Co. Class A	7,900	98
*	Groupon Inc.	97,600	96
	Rent-A-Center Inc.	6,600	93
	Buckle Inc.	6,300	86
*	Nautilus Inc.	32,900	86
*	Urban Outfitters Inc.	5,387	77
*,^	GameStop Corp. Class A	19,200	67
	Sturm Ruger & Co. Inc.	1,300	66
*	American Public Education Inc.	2,700	65
*	Stitch Fix Inc. Class A	4,900	62
	International Game Technology plc	9,600	57
*	Adtalem Global Education Inc.	2,000	54
*	Tesla Inc.	100	52
*	Chegg Inc.	1,400	50
*	Capri Holdings Ltd.	4,500	49
*	Peloton Interactive Inc. Class A	1,700	45
	Acushnet Holdings Corp.	1,576	41
	LCI Industries	600	40
*	Garrett Motion Inc.	13,600	39
*	American Outdoor Brands Corp.	4,600	38
*	Despegar.com Corp.	6,500	37
	Hyatt Hotels Corp. Class A	713	34
	Graham Holdings Co. Class B	100	34
	Abercrombie & Fitch Co.	2,973	27
*	Hilton Grand Vacations Inc.	1,600	25
	Gentex Corp.	1,100	24
	Aaron’s Inc.	1,041	24
*	Hudson Ltd. Class A	4,700	24
*	Universal Electronics Inc.	600	23
*	Dorman Products Inc.	400	22
*	Ulta Beauty Inc.	100	18
	Standard Motor Products Inc.	400	17
	Cato Corp. Class A	1,331	14
*	Deckers Outdoor Corp.	100	13
	Tiffany & Co.	100	13
	Magna International Inc.	400	13
*	PlayAGS Inc.	4,199	11
	Citi Trends Inc.	1,200	11
*	MasterCraft Boat Holdings Inc.	1,400	10
*	Murphy USA Inc.	100	8
	Tupperware Brands Corp.	5,000	8
*	Dollar Tree Inc.	100	7
*	Qurate Retail Group Inc. QVC Group Class A	1,200	7
*	Target Hospitality Corp.	3,667	7
	Hasbro Inc.	100	7
	Columbia Sportswear Co.	100	7
	Genuine Parts Co.	100	7
*	Lindblad Expeditions Holdings Inc.	1,500	6
	Wynn Resorts Ltd.	100	6
	Toll Brothers Inc.	300	6
*	America’s Car-Mart Inc.	100	6
*	Wayfair Inc.	100	5
	Aptiv plc	100	5
*	Ollie’s Bargain Outlet Holdings Inc.	100	5
	Yum China Holdings Inc.	100	4
	Williams-Sonoma Inc.	100	4
	Texas Roadhouse Inc.	100	4
	PVH Corp.	100	4
	Brunswick Corp.	100	4
*	Zumiez Inc.	200	3
*	Stoneridge Inc.	200	3
	Bassett Furniture Industries Inc.	598	3
	Kohl’s Corp.	200	3

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class B	100	3
*	Malibu Boats Inc. Class A	100	3
	Core-Mark Holding Co. Inc.	100	3
*	Monarch Casino & Resort Inc.	100	3
*	1-800-Flowers.com Inc. Class A	200	3
	Hanesbrands Inc.	300	2
	Foot Locker Inc.	100	2
	Bloomin’ Brands Inc.	300	2
*	Laureate Education Inc. Class A	200	2
	BBX Capital Corp.	900	2
	Shoe Carnival Inc.	100	2
	Ethan Allen Interiors Inc.	200	2
*	Everi Holdings Inc.	600	2
	Harley-Davidson Inc.	100	2
*	Under Armour Inc. Class C	228	2
*	Party City Holdco Inc.	3,800	2
	Camping World Holdings Inc. Class A	300	2
*	M/I Homes Inc.	100	2
	Tilly’s Inc. Class A	400	2
*	El Pollo Loco Holdings Inc.	193	2
*	Sally Beauty Holdings Inc.	200	2
	American Eagle Outfitters Inc.	200	2
*	Gentherm Inc.	50	2
	Dana Inc.	200	2
	Wolverine World Wide Inc.	100	2
	Big 5 Sporting Goods Corp.	1,416	2
*	Select Interior Concepts Inc. Class A	722	2
	Extended Stay America Inc.	200	1
	Ford Motor Co.	300	1
*	Noodles & Co.	300	1
*	Genesco Inc.	100	1
	Office Depot Inc.	800	1
*	Beazer Homes USA Inc.	200	1
	Bed Bath & Beyond Inc.	300	1
	Brinker International Inc.	100	1
*	Funko Inc. Class A	300	1
	Superior Industries International Inc.	975	1
*	SeaWorld Entertainment Inc.	95	1
*	Biglari Holdings Inc. Class B	20	1
*	Cooper-Standard Holdings Inc.	100	1
*	Modine Manufacturing Co.	300	1
*	Adient plc	100	1
	Designer Brands Inc. Class A	166	1
*	Vera Bradley Inc.	200	1
*	Farfetch Ltd. Class A	100	1
	Cooper Tire & Rubber Co.	47	1
*	Quotient Technology Inc.	116	1
	Fiat Chrysler Automobiles NV	100	1
*	Kirkland’s Inc.	900	1
	Ruth’s Hospitality Group Inc.	100	1
*	Turtle Beach Corp.	100	1
*	Rubicon Project Inc.	110	1
*	Playa Hotels & Resorts NV	300	1
	Tailored Brands Inc.	300	1
*	Tenneco Inc. Class A	128	—
*	Carrols Restaurant Group Inc.	229	—
*	Yatra Online Inc.	400	—
*	Barnes & Noble Education Inc.	300	—
*	Horizon Global Corp.	160	—
*	Express Inc.	200	—
*	Container Store Group Inc.	100	—
	Movado Group Inc.	10	—
*	J. Jill Inc.	200	—
			940,996
Consumer Staples (8.1%)
	Procter & Gamble Co.	1,185,884	130,447
	Costco Wholesale Corp.	333,972	95,225
	PepsiCo Inc.	549,312	65,972
	Coca-Cola Co.	1,427,726	63,177
	Walmart Inc.	555,817	63,152
	Kimberly-Clark Corp.	372,035	47,572
	Mondelez International Inc. Class A	913,767	45,761
	General Mills Inc.	685,624	36,180
	Colgate-Palmolive Co.	534,604	35,476
	Philip Morris International Inc.	472,670	34,486
	Kraft Heinz Co.	951,884	23,550
	Campbell Soup Co.	450,390	20,790
*	Monster Beverage Corp.	331,780	18,666
	Sysco Corp.	319,837	14,594
	Altria Group Inc.	371,745	14,375
	Estee Lauder Cos. Inc. Class A	75,695	12,061
	Coty Inc. Class A	1,875,725	9,679

7

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Beverage Co. Class B	243,497	9,499
	Kroger Co.	146,400	4,410
	Clorox Co.	22,369	3,875
	Conagra Brands Inc.	76,330	2,240
*	US Foods Holding Corp.	72,800	1,289
	Kellogg Co.	16,300	978
*	Nomad Foods Ltd.	46,300	859
	Church & Dwight Co. Inc.	13,200	847
	Brown-Forman Corp. Class B	9,200	511
*	USANA Health Sciences Inc.	6,300	364
	Spectrum Brands Holdings Inc.	9,144	333
*	Performance Food Group Co.	8,900	220
	Lamb Weston Holdings Inc.	3,700	211
	Bunge Ltd.	4,100	168
	Coca-Cola European Partners plc	3,600	135
*	Post Holdings Inc.	1,600	133
*	Hain Celestial Group Inc.	3,500	91
*	Pilgrim’s Pride Corp.	4,800	87
*	Central Garden & Pet Co. Class A	3,300	84
*	Primo Water Corp.	8,700	79
*	Boston Beer Co. Inc. Class A	200	74
	Vector Group Ltd.	5,400	51
	Nu Skin Enterprises Inc. Class A	1,700	37
	Turning Point Brands Inc.	1,200	25
	Andersons Inc.	945	18
*	Pyxus International Inc.	5,500	17
	Natural Grocers by Vitamin Cottage Inc.	1,720	15
	McCormick & Co. Inc.	100	14
	Seaboard Corp.	5	14
	Lancaster Colony Corp.	94	14
	Weis Markets Inc.	300	12
	J&J Snack Foods Corp.	100	12
	JM Smucker Co.	100	11
	John B Sanfilippo & Son Inc.	100	9
	Ingredion Inc.	100	8
	PriceSmart Inc.	128	7
	Tyson Foods Inc. Class A	100	6
	Hormel Foods Corp.	100	5
	Walgreens Boots Alliance Inc.	100	5
*	TreeHouse Foods Inc.	100	4
*	Sprouts Farmers Market Inc.	200	4
	Archer-Daniels-Midland Co.	100	4
*	Simply Good Foods Co.	179	3
*	Craft Brew Alliance Inc.	200	3
*	Herbalife Nutrition Ltd.	100	3
	Fresh Del Monte Produce Inc.	100	3
*	BJ’s Wholesale Club Holdings Inc.	100	3
*	Hostess Brands Inc.	171	2
*	United Natural Foods Inc.	143	1
*	elf Beauty Inc.	100	1
	Flowers Foods Inc.	21	—
	Cal-Maine Foods Inc.	9	—
			757,961
Energy (2.1%)
	Chevron Corp.	908,064	65,798
	ConocoPhillips	1,183,278	36,445
	Exxon Mobil Corp.	888,526	33,737
	Kinder Morgan Inc.	1,870,266	26,034
	Schlumberger Ltd.	691,118	9,323
	EOG Resources Inc.	212,235	7,623
	Devon Energy Corp.	559,816	3,868
	ONEOK Inc.	100,390	2,189
	Cabot Oil & Gas Corp.	104,400	1,795
	HollyFrontier Corp.	59,000	1,446
	Occidental Petroleum Corp.	123,210	1,427
	Baker Hughes Co.	100,300	1,053
	TechnipFMC plc	123,500	832
	Phillips 66	15,000	805
	Williams Cos. Inc.	55,000	778
	Concho Resources Inc.	18,100	776
	Cameco Corp.	86,500	661
	National Oilwell Varco Inc.	64,610	635
	Helmerich & Payne Inc.	40,105	628
	Apache Corp.	102,500	428
^	Continental Resources Inc.	38,700	296
	Marathon Oil Corp.	78,400	258
	Range Resources Corp.	58,000	132
	Parsley Energy Inc. Class A	21,200	121
	World Fuel Services Corp.	4,800	121
	EQT Corp.	16,600	117
	Plains GP Holdings LP Class A	17,400	98
*	Diamond S Shipping Inc.	6,400	76
	PBF Energy Inc. Class A	9,900	70
	Frontline Ltd.	7,100	68

8

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Frank’s International NV	20,300	53
	Geopark Ltd.	6,500	46
	Cactus Inc.	3,600	42
*	Southwestern Energy Co.	20,700	35
*	Era Group Inc.	6,107	33
*	SEACOR Holdings Inc.	1,200	32
	Archrock Inc.	8,055	30
	Nordic American Tankers Ltd.	6,600	30
*	Oceaneering International Inc.	9,916	29
	Solaris Oilfield Infrastructure Inc. Class A	4,500	24
	Green Plains Inc.	4,300	21
	NexTier Oilfield Solutions Inc.	13,600	16
*	Talos Energy Inc.	2,400	14
*	Matrix Service Co.	1,300	12
	Peabody Energy Corp.	4,000	12
	NACCO Industries Inc. Class A	327	9
	Evolution Petroleum Corp.	3,400	9
	SFL Corp. Ltd.	900	8
	QEP Resources Inc.	23,600	8
*	W&T Offshore Inc.	4,600	8
	Pioneer Natural Resources Co.	100	7
*	Exterran Corp.	1,400	7
*	Forum Energy Technologies Inc.	31,265	6
*	Renewable Energy Group Inc.	223	5
	Valero Energy Corp.	100	5
	Mammoth Energy Services Inc.	5,621	4
	Hess Corp.	100	3
*	Dril-Quip Inc.	100	3
	Enbridge Inc.	100	3
*	Newpark Resources Inc.	2,837	3
	Brigham Minerals Inc. Class A	300	2
	International Seaways Inc.	100	2
	Marathon Petroleum Corp.	100	2
	DMC Global Inc.	100	2
*	ProPetro Holding Corp.	800	2
*	Apergy Corp.	340	2
	SM Energy Co.	1,520	2
	Noble Energy Inc.	300	2
*	Dorian LPG Ltd.	200	2
	Cimarex Energy Co.	100	2
	Kosmos Energy Ltd.	1,600	1
*	CONSOL Energy Inc.	342	1
	Berry Corp.	500	1
	Core Laboratories NV	100	1
*	Gulf Island Fabrication Inc.	343	1
	Equitrans Midstream Corp.	200	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	Helix Energy Solutions Group Inc.	546	1
*	Navigator Holdings Ltd.	200	1
*	Magnolia Oil & Gas Corp. Class A	200	1
*	Centennial Resource Development Inc. Class A	3,000	1
*	SandRidge Energy Inc.	812	1
	Halliburton Co.	100	1
*	PDC Energy Inc.	100	1
	Murphy Oil Corp.	100	1
*	WPX Energy Inc.	200	1
*	Energy Fuels Inc.	500	1
*	Noble Corp. plc	2,100	1
*	Earthstone Energy Inc. Class A	300	1
*	Whiting Petroleum Corp.	700	—
*	Natural Gas Services Group Inc.	100	—
*	FTS International Inc.	1,986	—
*	Tellurian Inc.	300	—
*	Contura Energy Inc.	100	—
	RPC Inc.	100	—
	Cenovus Energy Inc.	100	—
*	ION Geophysical Corp.	100	—
*	CNX Resources Corp.	5	—
*	SilverBow Resources Inc.	3	—
			198,194
Financials (10.2%)
*	Berkshire Hathaway Inc.	580,327	106,101
	JPMorgan Chase & Co.	1,045,062	94,087
	Bank of America Corp.	3,579,406	75,991
	Citigroup Inc.	1,688,438	71,117
	Morgan Stanley	1,231,891	41,884
	Intercontinental Exchange Inc.	449,313	36,282
	Allstate Corp.	374,276	34,332
	S&P Global Inc.	139,080	34,082
	American Express Co.	328,983	28,164
	MetLife Inc.	843,318	25,780
	Moody’s Corp.	118,177	24,994
	US Bancorp	644,915	22,217
	State Street Corp.	359,644	19,158

9

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Capital One Financial Corp.	377,061	19,011
	MSCI Inc. Class A	60,837	17,579
	Synchrony Financial	1,055,720	16,987
	Cincinnati Financial Corp.	212,620	16,042
	Regions Financial Corp.	1,750,885	15,705
	BlackRock Inc.	34,610	15,227
	Unum Group	931,823	13,987
	Wells Fargo & Co.	469,715	13,481
	Fifth Third Bancorp	901,808	13,392
	Hartford Financial Services Group Inc.	361,790	12,750
	Bank of New York Mellon Corp.	314,169	10,581
	Discover Financial Services	293,879	10,483
	T. Rowe Price Group Inc.	98,760	9,644
	Marsh & McLennan Cos. Inc.	111,500	9,640
	E*TRADE Financial Corp.	276,200	9,479
	Ameriprise Financial Inc.	91,864	9,414
	Progressive Corp.	125,000	9,230
	CME Group Inc.	47,250	8,170
	PNC Financial Services Group Inc.	83,550	7,997
	Cboe Global Markets Inc.	88,661	7,913
	M&T Bank Corp.	74,580	7,714
	Arthur J Gallagher & Co.	86,330	7,037
	Willis Towers Watson plc	41,020	6,967
	Goldman Sachs Group Inc.	39,720	6,140
	Comerica Inc.	198,714	5,830
	Aflac Inc.	165,526	5,668
	WR Berkley Corp.	101,020	5,270
	Citizens Financial Group Inc.	257,130	4,837
	Aon plc	28,790	4,752
	Zions Bancorp NA	154,412	4,132
	Affiliated Managers Group Inc.	50,210	2,969
	Ares Capital Corp.	209,900	2,263
	KeyCorp	190,560	1,976
	Invesco Ltd.	191,880	1,742
	Prudential Financial Inc.	31,366	1,635
	First American Financial Corp.	38,200	1,620
	Globe Life Inc.	15,200	1,094
	Principal Financial Group Inc.	30,500	956
	Fidelity National Financial Inc.	37,400	931
	First Hawaiian Inc.	55,500	917
*	SVB Financial Group	6,070	917
	Nasdaq Inc.	9,236	877
	First Republic Bank	8,800	724
	American International Group Inc.	29,300	711
	Equitable Holdings Inc.	47,400	685
*	Brighthouse Financial Inc.	26,990	652
	Wintrust Financial Corp.	17,000	559
	East West Bancorp Inc.	20,000	515
*	Green Dot Corp. Class A	19,400	493
	LPL Financial Holdings Inc.	7,800	425
*	PRA Group Inc.	15,200	421
	Navient Corp.	38,694	293
	Lincoln National Corp.	9,500	250
	Bank of NT Butterfield & Son Ltd.	14,500	247
	Primerica Inc.	2,700	239
	Ares Management Corp. Class A	7,400	229
	Voya Financial Inc.	5,500	223
	Blackstone Group LP Class A	4,400	201
	Starwood Property Trust Inc.	18,700	192
	Truist Financial Corp.	6,200	191
	Popular Inc.	5,000	175
*	Markel Corp.	180	167
	Owl Rock Capital Corp.	14,300	165
*	Third Point Reinsurance Ltd.	17,484	130
^	Golub Capital BDC Inc.	10,200	128
	International Bancshares Corp.	4,700	126
	Webster Financial Corp.	5,400	124
	Western Alliance Bancorp	4,000	122
	MGIC Investment Corp.	18,881	120
	First Financial Bankshares Inc.	4,200	113
	National General Holdings Corp.	6,608	109
	Tradeweb Markets Inc. Class A	2,600	109
	FS KKR Capital Corp.	34,500	104
	Mercury General Corp.	2,300	94
*	Encore Capital Group Inc.	4,000	94
	CNO Financial Group Inc.	7,400	92
	Umpqua Holdings Corp.	7,600	83
	Investors Bancorp Inc.	10,300	82

10

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Morningstar Inc.	700	81
	First BanCorp (XNYS)	15,200	81
	Allegiance Bancshares Inc.	3,300	80
	Washington Federal Inc.	2,867	74
	Apollo Commercial Real Estate Finance Inc.	10,000	74
	FNB Corp.	9,900	73
	Commerce Bancshares Inc.	1,300	65
	Westamerica Bancorporation	1,113	65
	Community Bank System Inc.	1,100	65
*	On Deck Capital Inc.	40,400	62
	Renasant Corp.	2,800	61
	Associated Banc-Corp	4,300	55
	CIT Group Inc.	2,900	50
	Banner Corp.	1,500	50
	American Financial Group Inc.	700	49
*	Benefytt Technologies Inc. Class A	2,100	47
*	Blucora Inc.	3,900	47
	Brightsphere Investment Group Inc.	6,900	44
	Federated Hermes Inc.	2,100	40
	OneMain Holdings Inc.	2,000	38
*	Arch Capital Group Ltd.	1,338	38
	Southside Bancshares Inc.	1,200	37
	Great Southern Bancorp Inc.	900	36
	Janus Henderson Group plc	2,339	36
	MFA Financial Inc.	22,900	36
	Central Pacific Financial Corp.	2,100	33
*	Trupanion Inc.	1,200	31
	Eagle Bancorp Inc.	1,000	30
	Capitol Federal Financial Inc.	2,600	30
	Apollo Investment Corp.	4,443	30
	Stock Yards Bancorp Inc.	1,022	30
	BlackRock TCP Capital Corp.	4,600	29
	TCG BDC Inc.	5,400	28
*	eHealth Inc.	200	28
	BancFirst Corp.	805	27
*	Credit Acceptance Corp.	100	26
	Hanmi Financial Corp.	2,264	25
*	Atlantic Capital Bancshares Inc.	2,023	24
	South State Corp.	400	24
	Peapack Gladstone Financial Corp.	1,298	23
	Axis Capital Holdings Ltd.	600	23
	Pinnacle Financial Partners Inc.	600	23
	Bain Capital Specialty Finance Inc.	2,400	22
	Peoples Bancorp Inc.	1,000	22
	CVB Financial Corp.	1,100	22
*	Ocwen Financial Corp.	42,600	21
	HomeTrust Bancshares Inc.	1,322	21
	TriCo Bancshares	700	21
	First Busey Corp.	1,200	21
	State Auto Financial Corp.	700	19
	BankUnited Inc.	1,032	19
	First Bancorp (XNGS)	801	19
	Cowen Inc.	1,800	17
	Granite Point Mortgage Trust Inc.	3,400	17
*	Enova International Inc.	1,100	16
	First Midwest Bancorp Inc.	1,200	16
	Capital Southwest Corp.	1,340	15
	Erie Indemnity Co. Class A	100	15
	CBTX Inc.	834	15
	ServisFirst Bancshares Inc.	500	15
	Independent Bank Corp.	1,122	14
	Tompkins Financial Corp.	200	14
	Credicorp Ltd.	100	14
	First Financial Northwest Inc.	1,386	14
	First Financial Corp.	407	14
*	MBIA Inc.	1,900	14
	American Equity Investment Life Holding Co.	718	14
	HomeStreet Inc.	601	13
	Horizon Bancorp Inc.	1,228	12
	Southern National Bancorp of Virginia Inc.	1,200	12
	Flushing Financial Corp.	850	11
	Arbor Realty Trust Inc.	2,300	11
	Univest Financial Corp.	680	11
	Travelers Cos. Inc.	100	10
	Hanover Insurance Group Inc.	100	9
	Bank of Marin Bancorp	300	9
	Bryn Mawr Bank Corp.	300	9
	Reinsurance Group of America Inc.	100	8
	Sculptor Capital Management Inc. Class A	600	8

11

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Signature Bank	100	8
	CenterState Bank Corp.	465	8
	Exantas Capital Corp.	2,900	8
	Flagstar Bancorp Inc.	400	8
	Kearny Financial Corp.	900	8
	Northern Trust Corp.	100	8
	Lakeland Financial Corp.	201	7
	Lakeland Bancorp Inc.	680	7
	United Community Banks Inc.	400	7
	Ally Financial Inc.	500	7
	Boston Private Financial Holdings Inc.	971	7
	Opus Bank	400	7
	Heritage Commerce Corp.	900	7
	1st Source Corp.	200	7
	AMERISAFE Inc.	100	6
	Independent Bank Corp. of Rockland Massachusetts	100	6
	Great Western Bancorp Inc.	307	6
*	World Acceptance Corp.	100	5
	First Merchants Corp.	200	5
*	Elevate Credit Inc.	4,803	5
	Selective Insurance Group Inc.	100	5
	Prosperity Bancshares Inc.	100	5
	UMB Financial Corp.	100	5
	SEI Investments Co.	100	5
	Amalgamated Bank	405	4
	OceanFirst Financial Corp.	274	4
	ConnectOne Bancorp Inc.	300	4
	Walker & Dunlop Inc.	100	4
	Banc of California Inc.	500	4
	Ladder Capital Corp.	800	4
	Pacific Premier Bancorp Inc.	198	4
	IBERIABANK Corp.	100	4
	PJT Partners Inc.	83	4
	TD Ameritrade Holding Corp.	100	3
	Preferred Bank	100	3
	Charles Schwab Corp.	100	3
	Colony Credit Real Estate Inc.	800	3
	Hilltop Holdings Inc.	200	3
	Byline Bancorp Inc.	291	3
	City Holding Co.	45	3
	Argo Group International Holdings Ltd.	76	3
	S&T Bancorp Inc.	100	3
	QCR Holdings Inc.	100	3
	Stewart Information Services Corp.	100	3
	First Interstate BancSystem Inc. Class A	92	3
	Essent Group Ltd.	100	3
	Assured Guaranty Ltd.	100	3
	WSFS Financial Corp.	100	3
*	Athene Holding Ltd. Class A	100	3
	Moelis & Co. Class A	88	3
	Horizon Technology Finance Corp.	300	2
	Ameris Bancorp	100	2
	First Mid Bancshares Inc.	100	2
	Northwest Bancshares Inc.	200	2
	Westwood Holdings Group Inc.	125	2
	Sandy Spring Bancorp Inc.	100	2
*	Texas Capital Bancshares Inc.	100	2
	Meridian Bancorp Inc.	197	2
	Meta Financial Group Inc.	100	2
	Heritage Insurance Holdings Inc.	200	2
	Sterling Bancorp	200	2
	Main Street Capital Corp.	100	2
	FGL Holdings	200	2
	Hancock Whitney Corp.	100	2
*	Republic First Bancorp Inc.	870	2
	BancorpSouth Bank	100	2
	Home Bancorp Inc.	76	2
	Simmons First National Corp. Class A	100	2
	TrustCo Bank Corp. NY	339	2
*	Axos Financial Inc.	100	2
	PacWest Bancorp	100	2
	OFG Bancorp	158	2
	Nelnet Inc. Class A	38	2
	Franklin Resources Inc.	100	2
	THL Credit Inc.	600	2
	Trustmark Corp.	66	2
	KKR Real Estate Finance Trust Inc.	100	2
*	Columbia Financial Inc.	100	1
	Ares Commercial Real Estate Corp.	200	1
	TPG Specialty Lending Inc.	100	1

12

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	WesBanco Inc.	57	1
*	Bancorp Inc.	200	1
	Home BancShares Inc.	99	1
	Solar Capital Ltd.	100	1
	Waddell & Reed Financial Inc. Class A	100	1
	TCF Financial Corp.	50	1
	People’s United Financial Inc.	100	1
	Oaktree Specialty Lending Corp.	300	1
*	TriState Capital Holdings Inc.	100	1
	New York Community Bancorp Inc.	100	1
	WisdomTree Investments Inc.	400	1
	Oxford Square Capital Corp.	352	1
	ARMOUR Residential REIT Inc.	100	1
	Cadence BanCorp Class A	132	1
	Saratoga Investment Corp.	69	1
*	LendingClub Corp.	100	1
	Gladstone Investment Corp.	100	1
	PennantPark Investment Corp.	300	1
	BGC Partners Inc. Class A	300	1
	Valley National Bancorp	100	1
	Old Second Bancorp Inc.	100	1
*	Cannae Holdings Inc.	17	1
	TPG RE Finance Trust Inc.	100	1
	Annaly Capital Management Inc.	100	1
	Prospect Capital Corp.	100	—
	United Bankshares Inc.	18	—
	Invesco Mortgage Capital Inc.	100	—
	First Defiance Financial Corp.	23	—
	Oppenheimer Holdings Inc. Class A	13	—
	Veritex Holdings Inc.	11	—
	AG Mortgage Investment Trust Inc.	38	—
	Evercore Inc.	1	—
*	Spirit of Texas Bancshares Inc.	1	—
			949,259
Health Care (15.3%)
	Johnson & Johnson	1,462,886	191,828
	Merck & Co. Inc.	1,491,556	114,760
	UnitedHealth Group Inc.	436,192	108,778
	AbbVie Inc.	1,104,861	84,179
	Eli Lilly & Co.	466,748	64,747
	Pfizer Inc.	1,822,878	59,499
	Abbott Laboratories	730,649	57,656
	Medtronic plc	554,235	49,981
	Gilead Sciences Inc.	555,138	41,502
	Bristol-Myers Squibb Co.	699,531	38,992
*	Biogen Inc.	119,083	37,675
	Thermo Fisher Scientific Inc.	118,083	33,488
	Amgen Inc.	151,435	30,700
	Cardinal Health Inc.	611,516	29,316
	CVS Health Corp.	486,557	28,867
	Agilent Technologies Inc.	363,166	26,010
*	Incyte Corp.	328,538	24,059
*	DaVita Inc.	295,867	22,504
	AmerisourceBergen Corp. Class A	252,995	22,390
	Cigna Corp.	119,785	21,223
*	Vertex Pharmaceuticals Inc.	87,390	20,794
*	IQVIA Holdings Inc.	183,771	19,822
	Humana Inc.	61,450	19,297
*	Align Technology Inc.	109,470	19,042
	Stryker Corp.	109,690	18,262
*	Varian Medical Systems Inc.	168,433	17,291
	HCA Healthcare Inc.	184,084	16,540
*	Intuitive Surgical Inc.	31,901	15,798
*	Henry Schein Inc.	298,660	15,088
	STERIS plc	99,250	13,892
*	Edwards Lifesciences Corp.	71,140	13,418
	Zimmer Biomet Holdings Inc.	113,036	11,426
	Anthem Inc.	49,396	11,215
	Zoetis Inc.	86,600	10,192
*	Regeneron Pharmaceuticals Inc.	16,680	8,145
	Danaher Corp.	53,918	7,463
*	Hologic Inc.	200,597	7,041
	Cerner Corp.	90,800	5,719
	Allergan plc	29,160	5,164
*	Mettler-Toledo International Inc.	7,005	4,837
*	Molina Healthcare Inc.	34,400	4,806
	Baxter International Inc.	55,000	4,465
*	Boston Scientific Corp.	136,261	4,446

13

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Universal Health Services Inc. Class B	37,637	3,729
*	Horizon Therapeutics plc	117,150	3,470
*	Centene Corp.	53,270	3,165
	Dentsply Sirona Inc.	75,600	2,936
*	Waters Corp.	15,879	2,891
*	IDEXX Laboratories Inc.	8,614	2,087
	ResMed Inc.	13,170	1,940
	Bruker Corp.	51,300	1,840
*	ACADIA Pharmaceuticals Inc.	42,800	1,808
	Becton Dickinson and Co.	7,719	1,774
*	Alexion Pharmaceuticals Inc.	19,510	1,752
*	Amedisys Inc.	9,515	1,746
*	Karyopharm Therapeutics Inc.	73,700	1,416
*	Teladoc Health Inc.	9,100	1,411
*	Zogenix Inc.	56,600	1,400
*	Elanco Animal Health Inc.	59,300	1,328
*	Alcon Inc.	21,600	1,098
*	Halozyme Therapeutics Inc.	60,300	1,085
*	ABIOMED Inc.	7,450	1,081
*	Qiagen NV	25,700	1,069
*	Pacira BioSciences Inc.	29,840	1,001
*	Lannett Co. Inc.	128,464	893
*	Amicus Therapeutics Inc.	94,900	877
*	Myriad Genetics Inc.	58,300	834
*	DexCom Inc.	2,500	673
*	Axsome Therapeutics Inc.	10,800	635
*	CRISPR Therapeutics AG	13,400	568
*	Medpace Holdings Inc.	7,600	558
*	Arrowhead Pharmaceuticals Inc.	18,600	535
	Quest Diagnostics Inc.	6,200	498
*,^	CEL-SCI Corp.	42,500	490
*	LivaNova plc	10,200	462
*	Editas Medicine Inc.	22,408	444
*	Ultragenyx Pharmaceutical Inc.	9,900	440
*	Fate Therapeutics Inc.	19,495	433
	McKesson Corp.	3,139	425
*	Sage Therapeutics Inc.	14,600	419
*	Coherus Biosciences Inc.	25,800	418
*	Magellan Health Inc.	8,600	414
*	OraSure Technologies Inc.	38,200	411
*	Cara Therapeutics Inc.	31,100	411
*	Retrophin Inc.	28,000	409
*	ICON plc	2,900	394
*	Heron Therapeutics Inc.	33,200	390
*	HMS Holdings Corp.	15,200	384
*	PTC Therapeutics Inc.	8,400	375
*	Portola Pharmaceuticals Inc.	47,500	339
	Encompass Health Corp.	5,200	333
*	United Therapeutics Corp.	3,292	312
*	Taro Pharmaceutical Industries Ltd.	5,024	307
*	Neogen Corp.	4,500	301
*	Akebia Therapeutics Inc.	39,216	297
*	Global Blood Therapeutics Inc.	5,700	291
*	Biohaven Pharmaceutical Holding Co. Ltd.	8,343	284
*	Globus Medical Inc.	6,500	276
*	AMAG Pharmaceuticals Inc.	44,700	276
*	Illumina Inc.	992	271
*	Neurocrine Biosciences Inc.	3,100	268
*,^	Omeros Corp.	19,900	266
*	CareDx Inc.	11,700	255
*	Twist Bioscience Corp.	8,300	254
*	Alkermes plc	17,100	247
*,^	Akcea Therapeutics Inc.	17,200	246
*	Acceleron Pharma Inc.	2,700	243
*	Corbus Pharmaceuticals Holdings Inc.	45,500	238
*	Intercept Pharmaceuticals Inc.	3,600	227
*	Envista Holdings Corp.	14,400	215
*	Triple-S Management Corp. Class B	14,900	210
*	MyoKardia Inc.	4,100	192
*	Catalyst Pharmaceuticals Inc.	47,663	183
*	Ardelyx Inc.	32,169	183
*	Tenet Healthcare Corp.	11,500	166
*	Assertio Therapeutics Inc.	252,500	164
*	IVERIC bio Inc.	47,500	163
*	Immunomedics Inc.	12,000	162
*	Veeva Systems Inc. Class A	976	153
*	Integra LifeSciences Holdings Corp.	3,300	147
*	Sarepta Therapeutics Inc.	1,500	147
*	Repligen Corp.	1,500	145
*	Recro Pharma Inc.	17,600	144
*	AnaptysBio Inc.	9,900	140
*	Nevro Corp.	1,300	130
*	Exelixis Inc.	7,096	122
	Luminex Corp.	4,400	121
*	Inogen Inc.	2,300	119
*	Quidel Corp.	1,200	117

14

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Emergent BioSolutions Inc.	2,000	116
*	Dicerna Pharmaceuticals Inc.	6,200	114
*	Allscripts Healthcare Solutions Inc.	16,100	113
*	Ionis Pharmaceuticals Inc.	2,291	108
*	Dynavax Technologies Corp.	30,300	107
*	Mylan NV	7,000	104
	Hill-Rom Holdings Inc.	1,000	101
*	Alnylam Pharmaceuticals Inc.	900	98
*	Cerus Corp.	20,900	97
*	Catalent Inc.	1,800	94
*	Insmed Inc.	5,400	87
*	AngioDynamics Inc.	7,800	81
*	Paratek Pharmaceuticals Inc.	24,700	78
*	Intra-Cellular Therapies Inc.	5,000	77
*	Natera Inc.	2,500	75
*	Avanos Medical Inc.	2,700	73
*	Cymabay Therapeutics Inc.	44,417	66
*	Spectrum Pharmaceuticals Inc.	27,900	65
*	Tactile Systems Technology Inc.	1,600	64
*	Neoleukin Therapeutics Inc.	5,426	62
*	PetIQ Inc.	2,600	60
*	Vanda Pharmaceuticals Inc.	5,800	60
*	TG Therapeutics Inc.	6,010	59
*	Aurinia Pharmaceuticals Inc.	4,000	58
*	Radius Health Inc.	4,400	57
*	AtriCure Inc.	1,700	57
*	CytomX Therapeutics Inc.	7,340	56
*	Innoviva Inc.	4,700	55
*	Corcept Therapeutics Inc.	4,300	51
*	Premier Inc. Class A	1,500	49
*	Supernus Pharmaceuticals Inc.	2,500	45
	Chemed Corp.	100	43
*	GenMark Diagnostics Inc.	10,200	42
*	Natus Medical Inc.	1,800	42
*	Eagle Pharmaceuticals Inc.	900	41
*	Flexion Therapeutics Inc.	5,100	40
*	Omnicell Inc.	611	40
*	Xeris Pharmaceuticals Inc.	17,300	34
	Patterson Cos. Inc.	2,200	34
*	Orthofix Medical Inc.	1,200	34
*	Syndax Pharmaceuticals Inc.	2,900	32
*	HealthStream Inc.	1,300	31
*	Varex Imaging Corp.	1,310	30
	Cooper Cos. Inc.	100	28
*	NextGen Healthcare Inc.	2,393	25
*	Kodiak Sciences Inc.	502	24
*	Cronos Group Inc.	4,200	24
*	Accuray Inc.	12,500	24
*	Seres Therapeutics Inc.	5,657	20
*	AcelRx Pharmaceuticals Inc.	16,600	20
*	Lexicon Pharmaceuticals Inc.	9,800	19
*	Theravance Biopharma Inc.	800	18
*	Athenex Inc.	2,300	18
*	Masimo Corp.	100	18
*	BioDelivery Sciences International Inc.	4,600	17
*	Insulet Corp.	100	17
*	Solid Biosciences Inc.	6,900	16
*	ANI Pharmaceuticals Inc.	400	16
*	Aquestive Therapeutics Inc.	7,400	16
*	STAAR Surgical Co.	500	16
*	Oxford Immunotec Global plc	1,698	16
	Phibro Animal Health Corp. Class A	600	14
*	Reata Pharmaceuticals Inc. Class A	100	14
*	REGENXBIO Inc.	400	13
*	Laboratory Corp. of America Holdings	100	13
*	Charles River Laboratories International Inc.	100	13
*	Stemline Therapeutics Inc.	2,345	11
*	Zymeworks Inc.	300	11
*	Surmodics Inc.	300	10
*	Haemonetics Corp.	100	10
*	Bio-Rad Laboratories Inc.	28	10
*	Myovant Sciences Ltd.	1,300	10
*	MEDNAX Inc.	746	9
*	BioMarin Pharmaceutical Inc.	100	8
*	Deciphera Pharmaceuticals Inc.	200	8
*	MacroGenics Inc.	1,400	8

15

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Integer Holdings Corp.	124	8
*	Calyxt Inc.	2,333	8
*	Novocure Ltd.	100	7
*	Abeona Therapeutics Inc.	3,000	6
*	Agenus Inc.	2,553	6
*	Avid Bioservices Inc.	1,200	6
*	Principia Biopharma Inc.	100	6
*	MannKind Corp.	5,600	6
*	NuVasive Inc.	104	5
*	Protagonist Therapeutics Inc.	700	5
	Perrigo Co. plc	98	5
	PerkinElmer Inc.	56	4
*	PolarityTE Inc.	3,900	4
*	GlycoMimetics Inc.	1,799	4
*	Syneos Health Inc.	100	4
*	ChemoCentryx Inc.	98	4
	Owens & Minor Inc.	400	4
*	Meridian Bioscience Inc.	420	4
*	Aeglea BioTherapeutics Inc.	706	3
*	uniQure NV	68	3
*	Esperion Therapeutics Inc.	100	3
*	Merit Medical Systems Inc.	100	3
*	Hanger Inc.	200	3
*	ImmunoGen Inc.	894	3
*	Iovance Biotherapeutics Inc.	100	3
*	FONAR Corp.	200	3
*	Anika Therapeutics Inc.	100	3
*	Wright Medical Group NV	100	3
*	Compugen Ltd.	393	3
*	Rocket Pharmaceuticals Inc.	200	3
*	Adaptive Biotechnologies Corp.	100	3
*	Momenta Pharmaceuticals Inc.	100	3
*	MeiraGTx Holdings plc	200	3
*	Apellis Pharmaceuticals Inc.	100	3
*	Exact Sciences Corp.	45	3
*	Veracyte Inc.	100	2
*	Quotient Ltd.	600	2
*	Cytokinetics Inc.	200	2
*	Evolent Health Inc. Class A	400	2
*	Prothena Corp. plc	200	2
*	Eiger BioPharmaceuticals Inc.	300	2
*	Adverum Biotechnologies Inc.	200	2
*	Sorrento Therapeutics Inc.	1,000	2
*	Voyager Therapeutics Inc.	200	2
*	Nektar Therapeutics Class A	100	2
*	Concert Pharmaceuticals Inc.	200	2
*	Pfenex Inc.	200	2
*	Mersana Therapeutics Inc.	300	2
*	Pacific Biosciences of California Inc.	570	2
*	Chimerix Inc.	1,200	2
*	Puma Biotechnology Inc.	200	2
*	Moderna Inc.	55	2
*	CorVel Corp.	30	2
*	Collegium Pharmaceutical Inc.	100	2
*	Bausch Health Cos. Inc.	100	2
*	PDS Biotechnology Corp.	2,090	2
*	Select Medical Holdings Corp.	100	1
	Invacare Corp.	200	1
*	Aimmune Therapeutics Inc.	100	1
*	Jounce Therapeutics Inc.	300	1
*	BioCryst Pharmaceuticals Inc.	700	1
*	Five Prime Therapeutics Inc.	600	1
*	Calithera Biosciences Inc.	300	1
*	Menlo Therapeutics Inc.	477	1
*	Lantheus Holdings Inc.	100	1
*	Enzo Biochem Inc.	500	1
*	Avantor Inc.	100	1
*	CTI BioPharma Corp.	1,300	1
*	Assembly Biosciences Inc.	80	1
*	Intersect ENT Inc.	100	1
*	ElectroCore Inc.	1,186	1
*	ProQR Therapeutics NV	205	1
*	Fluidigm Corp.	440	1
*	Endo International plc	300	1
*	Aptinyx Inc.	500	1
*	XBiotech Inc.	100	1
*	Ironwood Pharmaceuticals Inc.	100	1
*	La Jolla Pharmaceutical Co.	240	1
*	Mallinckrodt plc	509	1
*	Option Care Health Inc.	100	1
*	OPKO Health Inc.	700	1
*	WaVe Life Sciences Ltd.	100	1
*	Aduro Biotech Inc.	336	1
*	Rockwell Medical Inc.	436	1
*	Covetrus Inc.	100	1

16

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Bellicum Pharmaceuticals Inc.	175	1
*	vTv Therapeutics Inc. Class A	406	1
*	Inovio Pharmaceuticals Inc.	97	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Cross Country Healthcare Inc.	100	1
	LeMaitre Vascular Inc.	27	1
*	Clovis Oncology Inc.	100	1
*	Strongbridge Biopharma plc	335	1
*	Tivity Health Inc.	100	1
*	Sesen Bio Inc.	1,100	1
*	Affimed NV	380	1
*	Genocea Biosciences Inc.	300	1
*	Cutera Inc.	32	—
*	Sientra Inc.	206	—
*	Precigen Inc.	100	—
*	RTI Surgical Holdings Inc.	195	—
*	Oncternal Therapeutics Inc.	100	—
*,^	Senseonics Holdings Inc.	400	—
*	Fortress Biotech Inc.	100	—
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	400	—
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	200	—
*	Durect Corp.	100	—
	Computer Programs & Systems Inc.	5	—
*	Arbutus Biopharma Corp.	100	—
*	VBI Vaccines Inc.	100	—
*	Five Star Senior Living Inc.	6	—
*	Baudax Bio Inc.	4	—
*	Viveve Medical Inc.	1	—
			1,427,362
Industrials (7.9%)
	Lockheed Martin Corp.	215,906	73,181
	Honeywell International Inc.	376,423	50,362
	Union Pacific Corp.	289,390	40,816
	Rockwell Automation Inc.	268,037	40,449
	General Electric Co.	4,657,582	36,981
	United Technologies Corp.	325,740	30,727
	Northrop Grumman Corp.	91,160	27,580
	Johnson Controls International plc	988,119	26,640
	Expeditors International of Washington Inc.	349,097	23,292
	Illinois Tool Works Inc.	137,528	19,545
	WW Grainger Inc.	77,442	19,244
	Raytheon Co.	137,129	17,984
	Masco Corp.	486,316	16,812
	Dover Corp.	194,838	16,355
	AMETEK Inc.	220,790	15,901
	Delta Air Lines Inc.	523,790	14,944
	Nielsen Holdings plc	1,184,255	14,851
	Jacobs Engineering Group Inc.	174,896	13,864
	Roper Technologies Inc.	38,399	11,973
	Eaton Corp. plc	152,806	11,871
	3M Co.	85,305	11,645
	PACCAR Inc.	189,876	11,607
	L3Harris Technologies Inc.	60,210	10,845
	Waste Management Inc.	114,500	10,598
	Verisk Analytics Inc.	75,580	10,534
	Trane Technologies plc	127,435	10,525
	Alaska Air Group Inc.	365,897	10,417
	Cummins Inc.	74,400	10,068
	Emerson Electric Co.	191,556	9,128
	Quanta Services Inc.	278,340	8,832
	Cintas Corp.	50,260	8,706
	Caterpillar Inc.	68,100	7,902
*	Copart Inc.	105,770	7,247
	Allegion plc	73,890	6,799
	Republic Services Inc.	90,410	6,786
	Robert Half International Inc.	178,922	6,754
	Boeing Co.	35,293	5,264
	Ingersoll Rand Inc.	193,883	4,808
	Allison Transmission Holdings Inc.	142,200	4,637
	CH Robinson Worldwide Inc.	61,657	4,082
	Pentair plc	111,199	3,309
	Huntington Ingalls Industries Inc.	18,016	3,283
	Stanley Black & Decker Inc.	31,500	3,150
	IHS Markit Ltd.	48,420	2,905
	TransDigm Group Inc.	8,120	2,600
	Kansas City Southern	19,398	2,467
	Fastenal Co.	76,420	2,388
	United Parcel Service Inc. Class B	24,200	2,261
	General Dynamics Corp.	15,834	2,095
	Old Dominion Freight Line Inc.	15,870	2,083
*	HD Supply Holdings Inc.	70,900	2,016
	nVent Electric plc	118,927	2,006

17

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Parker-Hannifin Corp.	12,760	1,655
*	IAA Inc.	53,444	1,601
	Equifax Inc.	12,409	1,482
	Acuity Brands Inc.	13,400	1,148
	Fortune Brands Home & Security Inc.	22,200	960
	Rollins Inc.	25,259	913
	Spirit AeroSystems Holdings Inc. Class A	35,000	838
*	Aerojet Rocketdyne Holdings Inc.	17,900	749
	Textron Inc.	25,414	678
	Fluor Corp.	79,200	547
	Ritchie Bros Auctioneers Inc. (XNYS)	13,800	472
*	XPO Logistics Inc.	7,500	366
*	Resideo Technologies Inc.	69,900	338
	Knight-Swift Transportation Holdings Inc.	10,000	328
*	FTI Consulting Inc.	2,500	299
	Werner Enterprises Inc.	8,200	297
*	Great Lakes Dredge & Dock Corp.	35,800	297
	TransUnion	4,100	271
*	United Airlines Holdings Inc.	7,985	252
	Moog Inc. Class A	4,833	244
	Arcosa Inc.	5,700	227
	Lindsay Corp.	2,400	220
	ArcBest Corp.	12,140	213
	CSX Corp.	2,900	166
*	AerCap Holdings NV	6,109	139
	Armstrong World Industries Inc.	1,666	132
	Schneider National Inc. Class B	5,700	110
	Snap-on Inc.	1,000	109
	HNI Corp.	4,300	108
	Graco Inc.	2,000	97
*	Kratos Defense & Security Solutions Inc.	6,900	95
*	TriNet Group Inc.	2,500	94
	ManpowerGroup Inc.	1,700	90
	Korn Ferry	3,700	90
	Tetra Tech Inc.	1,200	85
	Knoll Inc.	8,175	84
*	Kirby Corp.	1,900	83
	Oshkosh Corp.	1,200	77
	Kforce Inc.	2,824	72
	Altra Industrial Motion Corp.	3,900	68
*	Stericycle Inc.	1,300	63
	Heidrick & Struggles International Inc.	2,700	61
*	Forrester Research Inc.	2,056	60
*	Teledyne Technologies Inc.	200	59
*	Gibraltar Industries Inc.	1,300	56
*	BrightView Holdings Inc.	4,800	53
	Flowserve Corp.	2,200	53
	Brink’s Co.	1,000	52
	Mobile Mini Inc.	1,963	51
*	Builders FirstSource Inc.	3,700	45
	Advanced Drainage Systems Inc.	1,400	41
*	Harsco Corp.	5,586	39
*	Elbit Systems Ltd.	300	38
	Primoris Services Corp.	2,300	37
*	JELD-WEN Holding Inc.	3,700	36
	Forward Air Corp.	700	35
	McGrath RentCorp	653	34
*	Masonite International Corp.	707	34
	Southwest Airlines Co.	900	32
*	Generac Holdings Inc.	315	29
*	Textainer Group Holdings Ltd.	3,500	29
	EnPro Industries Inc.	700	28
*	Thermon Group Holdings Inc.	1,765	27
*	Clean Harbors Inc.	500	26
*	Orion Group Holdings Inc.	9,563	25
*	Atkore International Group Inc.	1,100	23
	John Bean Technologies Corp.	300	22
	Quanex Building Products Corp.	2,200	22
*	Titan Machinery Inc.	2,500	22
*	TrueBlue Inc.	1,700	22
*	NOW Inc.	3,900	20
	Quad/Graphics Inc.	7,507	19
	Steelcase Inc. Class A	1,900	19
	Herman Miller Inc.	800	18
	Macquarie Infrastructure Corp.	700	18
	Insperity Inc.	400	15
	Raven Industries Inc.	700	15
	Norfolk Southern Corp.	100	15
*	BMC Stock Holdings Inc.	800	14
*	Sunrun Inc.	1,400	14
	Interface Inc.	1,800	14
	Pitney Bowes Inc.	6,400	13
	FedEx Corp.	100	12
	Kimball International Inc. Class B	1,000	12
	Hubbell Inc.	100	11

18

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Tutor Perini Corp.	1,600	11
	REV Group Inc.	2,576	11
*	United Rentals Inc.	100	10
	Landstar System Inc.	100	10
	Curtiss-Wright Corp.	100	9
	ARC Document Solutions Inc.	11,400	9
	Caesarstone Ltd.	762	8
*	Franklin Covey Co.	500	8
*	Air Transport Services Group Inc.	400	7
	Exponent Inc.	100	7
	Luxfer Holdings plc	498	7
	Lincoln Electric Holdings Inc.	100	7
	Toro Co.	100	7
	GrafTech International Ltd.	759	6
	EMCOR Group Inc.	100	6
*	AeroVironment Inc.	100	6
	Canadian Pacific Railway Ltd.	26	6
*	SPX FLOW Inc.	200	6
	Fortive Corp.	101	6
*	Cimpress plc	100	5
*	Kornit Digital Ltd.	200	5
	EnerSys	100	5
	AGCO Corp.	100	5
*	Hub Group Inc. Class A	100	5
	Applied Industrial Technologies Inc.	98	4
	Barnes Group Inc.	100	4
	Owens Corning	100	4
	Donaldson Co. Inc.	100	4
	Hillenbrand Inc.	200	4
	AO Smith Corp.	100	4
	Ennis Inc.	200	4
	Hexcel Corp.	100	4
	Comfort Systems USA Inc.	100	4
	MSC Industrial Direct Co. Inc. Class A	65	4
	AAR Corp.	200	4
*	ASGN Inc.	100	4
	CRA International Inc.	100	3
*	Advanced Disposal Services Inc.	100	3
*	MasTec Inc.	100	3
*	SPX Corp.	100	3
	Timken Co.	100	3
	Rush Enterprises Inc. Class A	100	3
*	Sensata Technologies Holding plc	100	3
*	Uber Technologies Inc.	100	3
*	Aecom	92	3
	Federal Signal Corp.	100	3
*	Lyft Inc. Class A	100	3
	Deluxe Corp.	100	3
	Triton International Ltd.	100	3
*	Upwork Inc.	400	3
*	Atlas Air Worldwide Holdings Inc.	100	3
	Scorpio Bulkers Inc.	1,000	3
	Columbus McKinnon Corp.	100	3
*	LB Foster Co. Class A	194	2
*	TriMas Corp.	100	2
*	WESCO International Inc.	100	2
	Rexnord Corp.	100	2
	Air Lease Corp.	100	2
	Deere & Co.	16	2
	Resources Connection Inc.	200	2
	Wabash National Corp.	300	2
*	Foundation Building Materials Inc.	200	2
	Marten Transport Ltd.	100	2
*	Colfax Corp.	100	2
*	CBIZ Inc.	91	2
	Kennametal Inc.	100	2
*	Mistras Group Inc.	426	2
	Brady Corp. Class A	38	2
*	Echo Global Logistics Inc.	100	2
*	Manitowoc Co. Inc.	200	2
*	Manitex International Inc.	400	2
*	Navistar International Corp.	100	2
*	American Superconductor Corp.	300	2
	Trinity Industries Inc.	100	2
*	GMS Inc.	100	2
	Atlas Corp.	200	2
*	Westport Fuel Systems Inc.	1,600	2
*	Radiant Logistics Inc.	382	1
	Arconic Inc.	92	1
*	Gates Industrial Corp. plc	200	1
*	BlueLinx Holdings Inc.	290	1
*	CAI International Inc.	100	1
*	Commercial Vehicle Group Inc.	900	1
	Insteel Industries Inc.	100	1
*	Meritor Inc.	100	1

19

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Armstrong Flooring Inc.	925	1
	Genco Shipping & Trading Ltd.	200	1
*	MRC Global Inc.	300	1
	KAR Auction Services Inc.	100	1
*	Huron Consulting Group Inc.	26	1
	AZZ Inc.	41	1
	Universal Logistics Holdings Inc.	86	1
	CNH Industrial NV	200	1
	Maxar Technologies Inc.	100	1
	Kelly Services Inc. Class A	84	1
*	CECO Environmental Corp.	225	1
	ACCO Brands Corp.	204	1
*	Cornerstone Building Brands Inc.	200	1
*	YRC Worldwide Inc.	500	1
*	Roadrunner Transportation Systems Inc.	300	1
*	Corp. America Airports SA	400	1
*	USA Truck Inc.	224	1
	ADT Inc.	164	1
*	Evoqua Water Technologies Corp.	63	1
*	DXP Enterprises Inc.	57	1
*	General Finance Corp.	100	1
*	Vivint Solar Inc.	92	—
	Briggs & Stratton Corp.	201	—
*	Babcock & Wilcox Enterprises Inc.	200	—
	Titan International Inc.	100	—
*	Covenant Transportation Group Inc. Class A	14	—
	Spartan Motors Inc.	1	—
			738,944
Information Technology (26.0%)
	Microsoft Corp.	3,438,726	542,321
	Apple Inc.	1,919,072	488,001
	Visa Inc. Class A	745,994	120,195
	Mastercard Inc. Class A	475,341	114,823
	Intel Corp.	1,391,734	75,321
*	Adobe Inc.	227,233	72,315
	NVIDIA Corp.	253,649	66,862
	QUALCOMM Inc.	942,697	63,773
	Cisco Systems Inc.	1,460,671	57,419
	Accenture plc Class A	291,142	47,532
	Lam Research Corp.	179,822	43,157
*	Cadence Design Systems Inc.	622,163	41,088
	Texas Instruments Inc.	410,359	41,007
*	Advanced Micro Devices Inc.	862,637	39,233
*	Fortinet Inc.	374,899	37,929
	Citrix Systems Inc.	267,832	37,912
*	VeriSign Inc.	198,830	35,807
	Oracle Corp.	737,366	35,637
	HP Inc.	1,853,202	32,172
*	PayPal Holdings Inc.	302,915	29,001
*	Qorvo Inc.	316,053	25,483
	Broadcom Inc.	102,829	24,381
	Automatic Data Processing Inc.	166,840	22,804
*	Synopsys Inc.	168,851	21,746
	Seagate Technology plc	439,027	21,425
*	Autodesk Inc.	136,466	21,302
	Leidos Holdings Inc.	227,682	20,867
	Paychex Inc.	229,439	14,436
*	salesforce.com Inc.	98,184	14,137
*	Akamai Technologies Inc.	149,803	13,705
	Fidelity National Information Services Inc.	110,670	13,462
	Microchip Technology Inc.	172,700	11,709
	International Business Machines Corp.	104,677	11,612
	Analog Devices Inc.	126,550	11,345
	Motorola Solutions Inc.	83,355	11,080
	NetApp Inc.	257,270	10,726
	Applied Materials Inc.	228,470	10,469
	Intuit Inc.	44,832	10,311
	Maxim Integrated Products Inc.	169,437	8,236
*	F5 Networks Inc.	71,600	7,635
*	Palo Alto Networks Inc.	41,700	6,837
	Juniper Networks Inc.	329,500	6,307
	Jack Henry & Associates Inc.	40,544	6,294
*	Micron Technology Inc.	123,590	5,198
*	Keysight Technologies Inc.	60,170	5,035
*	Dropbox Inc. Class A	255,100	4,617
	Amphenol Corp. Class A	49,420	3,602
*	ANSYS Inc.	14,540	3,380
	Teradyne Inc.	62,300	3,375
	Western Union Co.	174,800	3,169
	FLIR Systems Inc.	93,800	2,991
*	Black Knight Inc.	44,600	2,589
	NortonLifeLock Inc.	124,400	2,328
	Xilinx Inc.	29,100	2,268
*	Fiserv Inc.	23,828	2,263
*	Ciena Corp.	38,900	1,549

20

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Dell Technologies Inc. Class C	38,600	1,527
*	DocuSign Inc. Class A	15,600	1,441
	Amdocs Ltd.	25,100	1,380
*	GoDaddy Inc. Class A	24,007	1,371
	InterDigital Inc.	30,200	1,348
*	Shopify Inc.	3,200	1,334
*	ServiceNow Inc.	4,495	1,288
*	FleetCor Technologies Inc.	6,760	1,261
	CoreLogic Inc.	40,700	1,243
*	Pure Storage Inc. Class A	100,153	1,232
	Global Payments Inc.	8,171	1,179
	Perspecta Inc.	57,455	1,048
	CDW Corp.	9,947	928
	NXP Semiconductors NV	10,400	862
*	Blackline Inc.	15,213	800
*	Qualys Inc.	8,800	766
	Kulicke & Soffa Industries Inc.	34,300	716
*	Ambarella Inc.	14,400	699
*	Tower Semiconductor Ltd.	43,400	691
*	Flex Ltd.	81,800	685
*	Synaptics Inc.	11,000	637
*	CommVault Systems Inc.	15,472	626
*	Tenable Holdings Inc.	27,800	608
*	Inphi Corp.	7,625	604
*	Atlassian Corp. plc Class A	4,200	576
	Genpact Ltd.	19,700	575
*	MACOM Technology Solutions Holdings Inc.	28,600	541
	Cognex Corp.	12,100	511
*	2U Inc.	23,200	492
	Sabre Corp.	76,000	451
*	Unisys Corp.	35,600	440
	National Instruments Corp.	13,000	430
*	Workiva Inc.	12,300	398
*	Cirrus Logic Inc.	5,900	387
	DXC Technology Co.	28,100	367
*	FireEye Inc.	34,400	364
*	SolarEdge Technologies Inc.	4,246	348
*	3D Systems Corp.	43,100	332
*	Rambus Inc.	26,500	294
*	Cardtronics plc Class A	13,800	289
*	Elastic NV	5,100	285
*	Knowles Corp.	19,800	265
*	Avalara Inc.	3,500	261
*	Coupa Software Inc.	1,800	252
	ADTRAN Inc.	29,600	227
*	Cornerstone OnDemand Inc.	6,800	216
*	SVMK Inc.	15,800	213
	NIC Inc.	8,300	191
*	Smartsheet Inc. Class A	4,500	187
*	Semtech Corp.	4,800	180
*	Slack Technologies Inc. Class A	6,400	172
	Alliance Data Systems Corp.	4,700	158
*	New Relic Inc.	3,400	157
*	Extreme Networks Inc.	47,682	147
*	Anaplan Inc.	4,000	121
	ManTech International Corp. Class A	1,645	120
*	Box Inc.	8,500	119
*,^	GreenSky Inc. Class A	30,325	116
*	Mimecast Ltd.	3,100	109
*	Medallia Inc.	5,360	107
	TE Connectivity Ltd.	1,700	107
*	SMART Global Holdings Inc.	4,400	107
*	BlackBerry Ltd.	24,000	99
*	Pluralsight Inc. Class A	8,300	91
*	Viavi Solutions Inc.	7,900	89
	Hollysys Automation Technologies Ltd.	6,600	85
	Xperi Corp.	5,400	75
*	Check Point Software Technologies Ltd.	733	74
*	NeoPhotonics Corp.	9,600	70
*	Euronet Worldwide Inc.	800	69
*	Manhattan Associates Inc.	1,300	65
*	Conduent Inc.	25,700	63
*	Sanmina Corp.	2,000	55
*	eGain Corp.	6,964	51
*	Bottomline Technologies DE Inc.	1,300	48
	NVE Corp.	882	46
*	NCR Corp.	2,500	44
*	MaxLinear Inc.	3,722	43
*	Tucows Inc. Class A	900	43
	Ituran Location and Control Ltd.	2,700	38
*	Digimarc Corp.	2,900	38
*	Endurance International Group Holdings Inc.	19,018	37
	Skyworks Solutions Inc.	400	36
*	Yext Inc.	3,400	35
*	Trimble Inc.	850	27
*	VirnetX Holding Corp.	4,900	27
*	Enphase Energy Inc.	800	26
*	Asure Software Inc.	4,250	25

21

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Ribbon Communications Inc.	7,417	22
*	NetScout Systems Inc.	900	21
*	Radware Ltd.	1,000	21
*	SunPower Corp. Class A	4,100	21
*	Zebra Technologies Corp.	100	18
*	Brightcove Inc.	2,500	17
*	Nova Measuring Instruments Ltd.	448	15
*	Zuora Inc. Class A	1,800	14
	KLA Corp.	100	14
	Universal Display Corp.	100	13
*	Workday Inc. Class A	100	13
*	Splunk Inc.	100	13
*	Mitek Systems Inc.	1,548	12
*	Mellanox Technologies Ltd.	100	12
*	VMware Inc. Class A	100	12
*	MicroStrategy Inc.	100	12
*	Diebold Nixdorf Inc.	3,200	11
*	Appfolio Inc.	100	11
*	Infinera Corp.	2,000	11
*	Proofpoint Inc.	100	10
*	Canadian Solar Inc.	600	10
*	Aspen Technology Inc.	100	10
	Broadridge Financial Solutions Inc.	100	9
*	Anixter International Inc.	100	9
*	CyberArk Software Ltd.	100	9
	LogMeIn Inc.	100	8
	MKS Instruments Inc.	100	8
	J2 Global Inc.	100	7
*	Verra Mobility Corp. Class A	1,020	7
	Booz Allen Hamilton Holding Corp.	100	7
*	Acacia Communications Inc.	100	7
*	Casa Systems Inc.	1,900	7
*	Gartner Inc.	63	6
	Brooks Automation Inc.	200	6
*	SailPoint Technologies Holding Inc.	400	6
*	Rosetta Stone Inc.	400	6
	Blackbaud Inc.	100	6
	Dolby Laboratories Inc. Class A	100	5
*	Tufin Software Technologies Ltd.	603	5
*	RealPage Inc.	100	5
*	Square Inc.	100	5
*	Arrow Electronics Inc.	100	5
*	Ceridian HCM Holding Inc.	100	5
*	Advanced Energy Industries Inc.	100	5
*	SPS Commerce Inc.	100	5
	Cognizant Technology Solutions Corp. Class A	100	5
	SS&C Technologies Holdings Inc.	100	4
*	Iteris Inc.	1,353	4
*	Verint Systems Inc.	100	4
	TiVo Corp.	600	4
	CSG Systems International Inc.	100	4
*	Appian Corp. Class A	100	4
	Hackett Group Inc.	295	4
*	First Solar Inc.	100	4
*	Cree Inc.	100	4
	CDK Global Inc.	100	3
*	Arista Networks Inc.	16	3
	Progress Software Corp.	100	3
*	EchoStar Corp. Class A	100	3
	Belden Inc.	88	3
*	SolarWinds Corp.	200	3
	QAD Inc. Class A	75	3
*	Onto Innovation Inc.	100	3
	Vishay Intertechnology Inc.	200	3
*	Evo Payments Inc. Class A	181	3
*	Benefitfocus Inc.	300	3
	Comtech Telecommunications Corp.	200	3
	Camtek Ltd.	300	3
	Avnet Inc.	100	3
*	CEVA Inc.	100	3
	Jabil Inc.	100	2
	Cypress Semiconductor Corp.	100	2
*	ePlus Inc.	37	2
*	Applied Optoelectronics Inc.	300	2
*	LivePerson Inc.	100	2
*	ChannelAdvisor Corp.	300	2
*	Model N Inc.	94	2
	KBR Inc.	100	2
	Corning Inc.	100	2
*	Teradata Corp.	100	2
*	FormFactor Inc.	100	2
	Xerox Holdings Corp.	100	2
*	Photronics Inc.	170	2
*	Impinj Inc.	100	2
*	Nutanix Inc.	100	2
*	Amkor Technology Inc.	200	2
*	Cerence Inc.	100	2

22

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Nuance Communications Inc.	89	2
	GlobalSCAPE Inc.	200	1
*	A10 Networks Inc.	226	1
*	Fitbit Inc.	200	1
*	Digital Turbine Inc.	300	1
*	Zix Corp.	300	1
*	Alpha & Omega Semiconductor Ltd.	200	1
	Cohu Inc.	100	1
*	Telaria Inc.	200	1
	Daktronics Inc.	239	1
*	Harmonic Inc.	200	1
*	MobileIron Inc.	300	1
	Benchmark Electronics Inc.	55	1
*	Immersion Corp.	202	1
*	Net 1 UEPS Technologies Inc.	372	1
*	Celestica Inc.	300	1
*	Arlo Technologies Inc.	400	1
*	ViaSat Inc.	26	1
*	CommScope Holding Co. Inc.	100	1
*	CalAmp Corp.	200	1
*	Avaya Holdings Corp.	100	1
*	MoneyGram International Inc.	400	1
*	Telenav Inc.	100	—
*	Kopin Corp.	1,214	—
*	Axcelis Technologies Inc.	10	—
*	Ideanomics Inc.	100	—
*	Sierra Wireless Inc.	15	—
*	Calix Inc.	9	—
*	EMCORE Corp.	20	—
			2,427,067
Materials (1.9%)
	Vulcan Materials Co.	268,351	29,001
	Linde plc	150,689	26,069
	Ball Corp.	350,181	22,643
	Sealed Air Corp.	711,826	17,589
	DuPont de Nemours Inc.	470,288	16,037
	Dow Inc.	372,988	10,906
	CF Industries Holdings Inc.	291,932	7,941
	Sherwin-Williams Co.	16,999	7,811
	Avery Dennison Corp.	68,944	7,023
	Martin Marietta Materials Inc.	35,785	6,772
	Newmont Corp.	107,460	4,866
	FMC Corp.	57,480	4,696
	Eastman Chemical Co.	84,700	3,945
	Steel Dynamics Inc.	134,100	3,023
	Air Products & Chemicals Inc.	8,107	1,618
	Corteva Inc.	64,784	1,522
	Ashland Global Holdings Inc.	27,600	1,382
	Huntsman Corp.	90,900	1,312
	PPG Industries Inc.	15,406	1,288
	Scotts Miracle-Gro Co.	9,083	930
	WR Grace & Co.	21,000	748
*	Ingevity Corp.	17,500	616
	Louisiana-Pacific Corp.	34,900	600
	Commercial Metals Co.	36,600	578
	Graphic Packaging Holding Co.	44,600	544
	Valvoline Inc.	31,600	414
	Reliance Steel & Aluminum Co.	4,700	412
	Franco-Nevada Corp.	3,300	328
*	Axalta Coating Systems Ltd.	14,500	250
	PolyOne Corp.	13,000	247
	Nucor Corp.	6,700	241
	Warrior Met Coal Inc.	20,400	217
*	Alcoa Corp.	27,500	169
	RPM International Inc.	2,700	161
	Royal Gold Inc.	1,700	149
*	Pretium Resources Inc.	17,700	100
	Materion Corp.	2,600	91
*	Coeur Mining Inc.	23,700	76
	Schnitzer Steel Industries Inc.	5,362	70
	Myers Industries Inc.	4,468	48
	Wheaton Precious Metals Corp.	1,700	47
	International Paper Co.	1,500	47
	Westrock Co.	1,473	42
^	Osisko Gold Royalties Ltd.	4,900	36
*	Forterra Inc.	5,800	35
	Albemarle Corp.	500	28
*	Allegheny Technologies Inc.	3,000	26
	Trinseo SA	1,400	25
	Carpenter Technology Corp.	1,300	25
	Haynes International Inc.	1,022	21
	Advanced Emissions Solutions Inc.	3,200	21
	Hecla Mining Co.	10,200	19
	Mercer International Inc.	2,500	18
	Silgan Holdings Inc.	500	15

23

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	AdvanSix Inc.	1,100	10
*	Resolute Forest Products Inc.	7,900	10
	Greif Inc. Class A	300	9
*	PQ Group Holdings Inc.	800	9
	Worthington Industries Inc.	300	8
	Nutrien Ltd.	200	7
	LyondellBasell Industries NV Class A	100	5
	Methanex Corp.	400	5
	Agnico Eagle Mines Ltd.	100	4
	Minerals Technologies Inc.	100	4
*	Berry Global Group Inc.	100	3
	Southern Copper Corp.	100	3
	Amcor plc	300	2
	Orion Engineered Carbons SA	303	2
*	Verso Corp.	199	2
	Israel Chemicals Ltd.	727	2
*	Constellium SE Class A	300	2
	O-I Glass Inc.	200	1
*	IAMGOLD Corp.	600	1
*	Flotek Industries Inc.	1,453	1
*	Gold Standard Ventures Corp.	2,576	1
	Olin Corp.	100	1
	Mosaic Co.	100	1
*	Ryerson Holding Corp.	201	1
*	OMNOVA Solutions Inc.	100	1
*	Seabridge Gold Inc.	100	1
*	Novagold Resources Inc.	100	1
	Celanese Corp.	10	1
*	Ferroglobe plc	1,600	1
	Freeport-McMoRan Inc.	100	1
*	First Majestic Silver Corp.	100	1
*	Amyris Inc.	200	1
	Cleveland-Cliffs Inc.	120	—
	Nexa Resources SA	116	—
*	Intrepid Potash Inc.	500	—
	Chemours Co.	44	—
	SunCoke Energy Inc.	100	—
*,§	Ferroglobe Representation & Warranty	48,731	—
			182,940
Other (0.2%)
^	SPDR S&P 500 ETF Trust	57,900	14,924
*,§	Biosante Pharmaceutical Inc. CVR	4,189	—
			14,924
Real Estate (2.4%)
	American Tower Corp.	158,125	34,432
	Crown Castle International Corp.	175,029	25,274
	Digital Realty Trust Inc.	126,113	17,518
	Mid-America Apartment Communities Inc.	155,289	15,999
	Regency Centers Corp.	409,380	15,733
	Boston Properties Inc.	163,703	15,098
	Public Storage	52,887	10,504
	Equinix Inc.	16,012	10,001
	SBA Communications Corp.	29,229	7,891
	AvalonBay Communities Inc.	53,083	7,812
	Healthpeak Properties Inc.	313,010	7,465
	Weyerhaeuser Co.	419,131	7,104
	Simon Property Group Inc.	108,354	5,944
	Iron Mountain Inc.	243,542	5,796
	Essex Property Trust Inc.	25,901	5,704
	Apartment Investment & Management Co.	151,400	5,322
	Equity Residential	73,100	4,511
	Kimco Realty Corp.	442,949	4,283
	Vornado Realty Trust	98,923	3,582
	Prologis Inc.	42,830	3,442
	UDR Inc.	67,990	2,484
	Extra Space Storage Inc.	24,300	2,327
	Duke Realty Corp.	70,800	2,293
	Realty Income Corp.	33,700	1,680
	Ventas Inc.	41,800	1,120
	VICI Properties Inc.	65,000	1,082
	SL Green Realty Corp.	17,138	739
^	Macerich Co.	90,730	511
	American Campus Communities Inc.	13,500	375
	Equity Commonwealth	8,400	266
	Americold Realty Trust	7,500	255
	Alexandria Real Estate Equities Inc.	1,700	233
	Uniti Group Inc.	34,200	206
	Omega Healthcare Investors Inc.	6,700	178
	MGM Growth Properties LLC Class A	6,500	154
*	Cushman & Wakefield plc	12,300	144
	JBG SMITH Properties	4,500	143
	Realogy Holdings Corp.	38,586	116
	EastGroup Properties Inc.	1,075	112
	CareTrust REIT Inc.	6,800	101

24

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Welltower Inc.	1,700	78
	Camden Property Trust	700	56
	Innovative Industrial Properties Inc.	600	46
	Corporate Office Properties Trust	1,900	42
	Urban Edge Properties	3,300	29
	Sabra Health Care REIT Inc.	2,600	28
	STAG Industrial Inc.	900	20
	STORE Capital Corp.	1,100	20
	Life Storage Inc.	200	19
	Sun Communities Inc.	100	13
	Alexander & Baldwin Inc.	1,100	12
*	St. Joe Co.	700	12
	Retail Value Inc.	834	10
	Retail Properties of America Inc.	1,900	10
	Agree Realty Corp.	100	6
	QTS Realty Trust Inc. Class A	100	6
	Equity LifeStyle Properties Inc.	100	6
	Federal Realty Investment Trust	73	5
	City Office REIT Inc.	700	5
*	Howard Hughes Corp.	100	5
	Invitation Homes Inc.	200	4
	Rexford Industrial Realty Inc.	100	4
	Highwoods Properties Inc.	100	4
	CoreCivic Inc.	299	3
	National Retail Properties Inc.	100	3
	Douglas Emmett Inc.	100	3
	RMR Group Inc. Class A	100	3
	CubeSmart	100	3
	Spirit Realty Capital Inc.	100	3
	Essential Properties Realty Trust Inc.	200	3
	American Assets Trust Inc.	100	3
	Acadia Realty Trust	200	3
	Easterly Government Properties Inc.	100	3
	GEO Group Inc.	200	2
	Healthcare Trust of America Inc. Class A	100	2
	Host Hotels & Resorts Inc.	200	2
	iStar Inc.	200	2
	Paramount Group Inc.	200	2
	Sunstone Hotel Investors Inc.	200	2
	Weingarten Realty Investors	100	1
	American Finance Trust Inc.	200	1
	Monmouth Real Estate Investment Corp.	100	1
	UMH Properties Inc.	100	1
	Brandywine Realty Trust	100	1
	Brixmor Property Group Inc.	100	1
	Empire State Realty Trust Inc.	100	1
	Newmark Group Inc. Class A	200	1
	RLJ Lodging Trust	100	1
	CorePoint Lodging Inc.	189	1
	Colony Capital Inc.	400	1
	Cedar Realty Trust Inc.	700	1
	Diversified Healthcare Trust	100	—
	Park Hotels & Resorts Inc.	17	—
			228,428
Utilities (2.7%)
	NRG Energy Inc.	1,282,505	34,961
	Southern Co.	536,169	29,028
	Exelon Corp.	656,562	24,168
	FirstEnergy Corp.	491,841	19,708
	Sempra Energy	168,460	19,034
	AES Corp.	1,282,334	17,440
	American Electric Power Co. Inc.	183,200	14,652
	Duke Energy Corp.	170,430	13,784
	Ameren Corp.	183,337	13,352
	Consolidated Edison Inc.	141,900	11,068
	NextEra Energy Inc.	44,080	10,607
	PPL Corp.	409,212	10,099
	Public Service Enterprise Group Inc.	128,800	5,784
	Evergy Inc.	100,269	5,520
	NiSource Inc.	186,000	4,644
	Dominion Energy Inc.	60,553	4,371
	DTE Energy Co.	28,865	2,741
	Alliant Energy Corp.	52,300	2,526
	Pinnacle West Capital Corp.	22,521	1,707
	CenterPoint Energy Inc.	106,950	1,652
	Edison International	22,700	1,244
	Entergy Corp.	7,800	733
	IDACORP Inc.	6,800	597
	Avangrid Inc.	7,800	342
	CMS Energy Corp.	5,800	341
	MDU Resources Group Inc.	10,400	224

25

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	American States Water Co.	2,602	213
*	Atlantic Power Corp.	86,300	185
	Avista Corp.	3,300	140
	Atlantica Yield plc	3,400	76
	OGE Energy Corp.	1,413	43
	Black Hills Corp.	600	38
	Chesapeake Utilities Corp.	100	9
	El Paso Electric Co.	100	7
	MGE Energy Inc.	100	7
	Xcel Energy Inc.	100	6
	Portland General Electric Co.	100	5
	Fortis Inc.	100	4
	National Fuel Gas Co.	100	4
	TerraForm Power Inc. Class A	200	3
	UGI Corp.	100	3
	Spark Energy Inc. Class A	362	2
	Hawaiian Electric Industries Inc.	23	1
			251,073
Total Common Stocks
(Cost $8,303,824)			9,043,707
Temporary Cash Investments (3.3%)
Money Market Fund (3.1%)
1,2	Vanguard Market Liquidity Fund, 0.943%	2,914,109	291,061

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.2%)
3	United States Treasury Bill, 1.515%, 4/9/20	700	700
3	United States Treasury Bill, 1.527%, 4/30/20	1,500	1,500
3	United States Treasury Bill, 1.551%, 5/14/20	1,500	1,500
3	United States Treasury Bill, 1.551%, 5/21/20	9,600	9,599
			13,299
Total Temporary Cash Investments
(Cost $304,557)			304,360
Total Investments (100.1%)
(Cost $8,608,381)			9,348,067
Other Assets and Liabilities—Net (-0.1%)[2,3]			(11,012)
Net Assets (100%)			9,337,055

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,357,000.

§ Security value determined using significant unobservable inputs.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Collateral of $6,747,000 was received for securities on loan.

3 Securities with a value of $13,067,000 and cash of $13,487,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	2,172	279,069	(8,037)
Micro E-mini S&P 500 Index	June 2020	29	373	16
				(8,021)

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth and Income Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,317,099)	9,057,006
Affiliated Issuers (Cost $291,282)	291,061
Total Investments in Securities	9,348,067
Investment in Vanguard	493
Cash	141
Cash Collateral Pledged—Futures Contracts	13,487
Receivables for Investment Securities Sold	171,289
Receivables for Accrued Income	10,640
Receivables for Capital Shares Issued	4,207
Variation Margin Receivable—Futures Contracts	178
Total Assets	9,548,502
Liabilities
Payables for Investment Securities Purchased	179,056
Collateral for Securities on Loan	6,747
Payables to Investment Advisor	2,195
Payables for Capital Shares Redeemed	12,347
Payables to Vanguard	6,362
Variation Margin Payable—Futures Contracts	4,740
Total Liabilities	211,447
Net Assets	9,337,055

At March 31, 2020, net assets consisted of:

Paid-in Capital	8,521,946
Total Distributable Earnings (Loss)	815,109
Net Assets	9,337,055

Investor Shares—Net Assets
Applicable to 57,224,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,367,778
Net Asset Value Per Share—Investor Shares	$41.38

Admiral Shares—Net Assets
Applicable to 103,173,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,969,277
Net Asset Value Per Share—Admiral Shares	$67.55

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth and Income Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	108,972
Interest[2]	2,462
Securities Lending—Net	91
Total Income	111,525
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,568
Performance Adjustment	(267)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,120
Management and Administrative—Admiral Shares	5,064
Marketing and Distribution—Investor Shares	161
Marketing and Distribution—Admiral Shares	285
Custodian Fees	74
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	36
Trustees’ Fees and Expenses	8
Total Expenses	14,062
Net Investment Income	97,463
Realized Net Gain (Loss)
Investment Securities Sold[2]	163,648
Futures Contracts	(38,087)
Realized Net Gain (Loss)	125,561
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,647,703)
Futures Contracts	(5,587)
Change in Unrealized Appreciation (Depreciation)	(1,653,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,430,266)

1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,351,000, $24,000, and ($259,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,463	195,835
Realized Net Gain (Loss)	125,561	279,141
Change in Unrealized Appreciation (Depreciation)	(1,653,290)	(239,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,430,266)	235,221
Distributions[1]
Investor Shares	(102,511)	(185,824)
Admiral Shares	(304,729)	(551,435)
Total Distributions	(407,240)	(737,259)
Capital Share Transactions
Investor Shares	(21,965)	60,225
Admiral Shares	(75,108)	290,497
Net Increase (Decrease) from Capital Share Transactions	(97,073)	350,722
Total Increase (Decrease)	(1,934,579)	(151,316)
Net Assets
Beginning of Period	11,271,634	11,422,950
End of Period	9,337,055	11,271,634

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Growth and Income Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$49.46	$52.17	$46.50	$42.16	$39.55	$42.69
Investment Operations
Net Investment Income	.410[1]	.823[1]	.711[1]	.792[1]	.852	.729
Net Realized and Unrealized Gain (Loss) on Investments	(6.695)	(.204)	7.650	6.346	4.813	(.541)
Total from Investment Operations	(6.285)	.619	8.361	7.138	5.665	.188
Distributions
Dividends from Net Investment Income	(.489)	(.766)	(.668)	(.799)	(.790)	(.724)
Distributions from Realized Capital Gains	(1.306)	(2.563)	(2.023)	(1.999)	(2.265)	(2.604)
Total Distributions	(1.795)	(3.329)	(2.691)	(2.798)	(3.055)	(3.328)
Net Asset Value, End of Period	$41.38	$49.46	$52.17	$46.50	$42.16	$39.55

Total Return[2]	-13.41%	2.21%	18.56%	17.66%	14.79%	0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,368	$2,860	$2,932	$2,982	$2,801	$2,691
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.33%	0.33%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.73%	1.45%	1.80%	2.09%	1.70%
Portfolio Turnover Rate	31%	68%	83%	96%	96%	116%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Growth and Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$80.74	$85.16	$75.93	$68.83	$64.57	$69.71
Investment Operations
Net Investment Income	.709[1]	1.421[1]	1.242[1]	1.362[1]	1.466	1.272
Net Realized and Unrealized Gain (Loss) on Investments	(10.928)	(.330)	12.473	10.384	7.855	(.897)
Total from Investment Operations	(10.219)	1.091	13.715	11.746	9.321	.375
Distributions
Dividends from Net Investment Income	(.839)	(1.326)	(1.182)	(1.384)	(1.364)	(1.264)
Distributions from Realized Capital Gains	(2.132)	(4.185)	(3.303)	(3.262)	(3.697)	(4.251)
Total Distributions	(2.971)	(5.511)	(4.485)	(4.646)	(5.061)	(5.515)
Net Asset Value, End of Period	$67.55	$80.74	$85.16	$75.93	$68.83	$64.57

Total Return[2]	-13.37%	2.32%	18.65%	17.81%	14.91%	0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,969	$8,412	$8,491	$7,015	$3,833	$3,177
Ratio of Total Expenses to Average Net Assets[3]	0.22%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.83%	1.55%	1.91%	2.20%	1.81%
Portfolio Turnover Rate	31%	68%	83%	96%	96%	116%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

32

Growth and Income Fund

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

33

Growth and Income Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms D. E. Shaw Investment Management, L.L.C., and Los Angeles Capital Management and Equity Research, Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management and Equity Research, Inc., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $715,000 for the six months ended March 31, 2020.

For the six months ended March 31, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.10% of the fund’s average net assets, before a net decrease of $267,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $493,000, representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

34

Growth and Income Fund

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	9,043,707	—	—	9,043,707
Temporary Cash Investments	291,061	13,299	—	304,360
Total	9,334,768	13,299	—	9,348,067
Derivative Financial Instruments
Assets
Futures Contracts[1]	178	—	—	178
Liabilities
Futures Contracts[1]	4,740	—	—	4,740

1 Represents variation margin on the last day of the reporting period.

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,608,381
Gross Unrealized Appreciation	1,927,284
Gross Unrealized Depreciation	(1,195,619)
Net Unrealized Appreciation (Depreciation)	731,665

35

Growth and Income Fund

F.   During the six months ended March 31, 2020, the fund purchased $3,336,909,000 of investment securities and sold $3,822,064,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	194,556	3,984	299,833	6,284
Issued in Lieu of Cash Distributions	98,331	1,914	178,632	4,162
Redeemed	(314,852)	(6,495)	(418,240)	(8,824)
Net Increase (Decrease)—Investor Shares	(21,965)	(597)	60,225	1,622
Admiral Shares
Issued	570,041	7,285	931,635	12,131
Issued in Lieu of Cash Distributions	285,656	3,407	520,688	7,431
Redeemed	(930,805)	(11,705)	(1,161,826)	(15,079)
Net Increase (Decrease)—Admiral Shares	(75,108)	(1,013)	290,497	4,483

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

36

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Quantitative Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Growth and Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

37

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:       /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD QUANTITATIVE FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.